Inventories	12 Months Ended
Dec. 31, 2017
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Inventories
8.	Inventories

	December 31, 2017 $	December 31, 2016 $

Ore stockpiles	3,297	2,715
In-process inventory and finished goods	96,651	50,195
Materials and supplies	68,896	67,920
	168,844	120,830

The cost of materials and supplies consumed during the year and included in production costs amounted to $120,422 (2016 – $103,073).

Inventory write downs related to zinc inventory amounting to $444 (2016 – $nil) were recognized during the year.